Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 68,745		416,163		249,912
Restricted cash	14		84		84
Short-term investments
Trading securities	86		519		518
Available-for-sale securities	3,464		20,971		289,995
Term deposits	898		5,437		5,266
Trade receivables:
Billed, less allowance for doubtful accounts of RMB1,691 in 2012 and RMB1,257 in 2013	1,343		8,133		1,946
Unbilled	64		387		381
Inventories	649		3,931		3,527
Amounts due from related parties	205		1,237		10,070
Prepaid expenses and other current assets	1,189		7,198		35,485
Assets held-for-sale, current	15,791		95,591
Deferred tax assets	224		1,358		1,036
Total current assets	92,672		561,009		598,220
Real estate property under development	33,032		199,966		527,702
Property and equipment, net	25,673		155,414		167,392
Investments under cost method	1,862		11,274		11,590
Investments under equity method	13,952		84,460		84,923
Acquired intangible assets, net	143		863		962
Assets held-for-sale, non-current	59,028		357,340
Other non-current assets	11		65		5,267
TOTAL ASSETS	226,373		1,370,391		1,396,056
Current liabilities:
Option liabilities					12,344
Accounts payable and accrued expenses	4,347		26,318		27,393
Amounts due to related parties					6,140
Advances from customers	3,413		20,661		13,419
Deferred revenue	1,796		10,872		13,472
Liabilities held for sale	45,769		277,070
Income taxes payable	4		23		771
Other taxes payable	238		1,438		1,500
Unrecognized tax liabilities	199		1,206		1,055
Total current liabilities	55,766		337,588		76,094
Non-current liabilities:
Deferred subsidies					276,200
Unrecognized tax liabilities	787		4,766		4,766
Total liabilities	56,553		342,354		357,060
Shareholders' equity of the Company
Ordinary shares, par value RMB0.027(HK$0.025) per share: 8,000,000,000 shares authorized; 37,815,292 shares issued and outstanding in 2012 and 38,007,770 shares issued and outstanding in 2013	164		992		988
Treasury stock, 3,900 shares, par value		[1]		[1]		[1]
Additional paid-in capital	153,150		927,127		925,870
Retained earnings	5,355		32,415		46,983
Statutory reserve	13,215		79,998		79,312
Accumulated other comprehensive loss	(10,340)		(62,598)		(64,144)
Total equity of the Company	161,544		977,934		989,009
Non-controlling interest	8,276		50,103		49,987
Total equity	169,820		1,028,037		1,038,996
TOTAL LIABILITIES AND EQUITY	$ 226,373		1,370,391		1,396,056

[1]	Less than RMB1 (US$1)